OTHER GAINS AND CHARGES (Tables)	12 Months Ended
Jun. 26, 2019
Other Gains and Charges [Abstract]
Other Gains And Charges
Other (gains) and charges in the Consolidated Statements of Comprehensive Income consist of the following:

	Fiscal Years Ended
	June 26, 2019	June 27, 2018	June 28, 2017
Sale leaseback (gain), net of transaction charges	$(27.3)	$2.0	$—
(Gain) on sale of assets, net	(6.9)	(0.3)	(2.7)
Foreign currency transaction (gain) loss	(0.7)	1.2	—
Property damages, net of (insurance recoveries)	(0.7)	5.1	—
Lease guarantee charges (credits)	(0.4)	1.9	1.1
Restaurant impairment charges	10.8	10.9	5.2
Remodel-related costs	7.7	1.5	—
Corporate headquarters relocation charges	5.3	—	—
Restaurant closure charges	4.3	7.5	4.1
Accelerated depreciation	1.0	1.9	2.0
Severance and other benefit charges	0.9	0.3	6.6
Cyber security incident charges	0.4	2.0	—
Information technology restructuring	—	—	2.7
Other	1.1	0.5	3.7
	$(4.5)	$34.5	$22.7